Net investment in finance and sales-type leases (Components of net investment) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Flight Equipment, Net [Abstract]
Future minimum lease payments to be received	$ 667,765	$ 715,085
Estimated residual values of leased flight equipment	588,791	577,353
Less: Unearned income	(257,270)	(280,889)
Allowance for credit losses	(56,273)	0
Net investment in finance and sales-type leases	$ 943,013	$ 1,011,549